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U.S. Legal/Product Filing Unit

One Orange Way, C2N

Windsor, CT 06095

Brian H. Buckley

Senior Counsel

Phone:  (860) 580-2810

Email:  brian.buckley@voya.com

May 4, 2015

                                                                                                            EDGARLINK

United States Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, DC  20549

Re:    Voya Insurance and Annuity Company

            Prospectus Titles:  Voya GoldenSelect ESII, Voya GoldenSelect Opportunities, Voya GoldenSelect Generations and Wells Fargo Voya Opportunities

File Nos.  333-28679, 811-05626

Please be advised that in lieu of filing copies of the Voya GoldenSelect ESII, Voya GoldenSelect Opportunities, Voya GoldenSelect Generations and Wells Fargo Voya Opportunities Prospectuses and Statement of Additional Information under Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)         The form of the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)         The text of the most recent registration statement or amendment has been filed electronically.

If you have any questions, please call the undersigned at (860) 580-2810.

Sincerely,

/s/ Brian H. Buckley

Brian H. Buckley

Senior Counsel

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